Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Oct. 10, 2022
God Bless America ETF
Account Value [Line Items]
Account Value	$ 18,934	$ 18,919	$ 17,837	$ 17,365	$ 16,434	$ 17,426	$ 16,296	$ 15,129	$ 15,200	$ 14,119	$ 12,759	$ 13,170	$ 13,876	$ 14,207	$ 13,464	$ 12,361	$ 12,109	$ 12,160	$ 11,901	$ 11,889	$ 10,833	$ 11,623	$ 10,807	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	16,108	15,726	15,537	14,999	14,291	14,899	14,435	13,703	13,477	12,891	11,812	12,066	12,670	12,875	12,474	11,701	11,650	11,471	11,065	11,342	10,671	11,324	10,724	10,000
God Bless America ETF (MKT)
Account Value [Line Items]
Account Value	$ 18,925	$ 18,939	$ 17,843	$ 17,342	$ 16,448	$ 17,453	$ 16,316	$ 15,138	$ 15,227	$ 14,137	$ 12,775	$ 13,176	$ 13,887	$ 14,195	$ 13,476	$ 12,371	$ 12,108	$ 12,154	$ 11,920	$ 11,876	$ 10,826	$ 11,601	$ 10,812	$ 10,000